FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME [abstract]
Disclosure of financial assets at fair value through other comprehensive income

15         FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

(a)                  Classification of financial assets at FVOCI

Financial assets at FVOCI are equity securities which are strategic investments not held for trading, and which the Group has irrevocably elected at initial recognition to recognize in this category.

(b)                  Equity investments at fair value through other comprehensive income

	2018	2019
	RMB’000	RMB’000

Non-current assets
Investments in unlisted companies	321,246	351,045

The FVOCI mainly represent equity interests held by the Group in certain unlisted companies with percentage ownership less than 2% individually.

On disposal of these equity investments, any related balance within the FVOCI reserve is reclassified to retained earnings.

(c)                  Amounts recognized in profit or loss and other comprehensive income

During the year, the following gains were recognized in profit or loss and other comprehensive income.

	2019	2018
	RMB’000	RMB’000

Dividends from equity investments at FVOCI recognized in profit or loss in other losses - net (Note 31)	7,047	6,473
- Related to investments held at the end of the reporting period	7,047	6,473

(d)                  Fair value

Information about the methods and assumptions used in determining fair value is provided in note 3.3.

All of the financial assets at FVOCI are denominated in RMB. For an analysis of the sensitivity of the assets to price risk refer to note 3.1.